LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of earnings per share [Abstract]
Summary of basic and fully diluted number of shares
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator:
Net loss	($10,370)	($8,555)	($30,474)	($24,289)
Denominator:
Weighted average number of common shares outstanding for basic EPS	111,664,823	111,127,690	111,397,231	107,520,004
Adjustment for diluted securities[1]	-	-	-	-
Weighted average number of common shares outstanding for diluted EPS	111,664,823	111,127,690	111,397,231	107,520,004

Basic and fully diluted loss per share	($0.09)	($0.08)	($0.27)	($0.23)

[1]The following securities were exercisable and not included in the calculation of fully diluted loss per share:
Stock options	882,180	1,144,385	882,180	1,144,385
RSUs	891,030	175,919	891,030	175,919
Warrants Derivative	17,945,660	18,955,281	17,945,660	18,955,281
Warrants Equity	9,912,633	9,912,633	9,912,633	9,912,633
	29,631,503	30,188,218	29,631,503	30,188,218